Core Deposit Intangible Balance (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Current Year Amortization	$ 76,955	$ 184,691	$ 184,691
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Total core deposit intangible	1,846,909
Current Year Amortization	76,955
Life to Date Amortization	1,846,909
Unamortized Balance
Core Deposits | CB&T Capital Corporation
Finite-Lived Intangible Assets [Line Items]
Total core deposit intangible	1,846,909
Current Year Amortization	76,955
Life to Date Amortization	1,846,909
Unamortized Balance